COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) shares in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) vessel shares	Sep. 30, 2020 shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) vessel shares	May 31, 2013 USD ($)
Loss Contingencies [Line Items]
Long-term debt	$ 1,663,394,000			$ 1,627,177,000
Restricted cash	8,953,000			3,495,000
Total loans to related parties - associated companies, long-term	123,910,000			314,000,000
Long-term purchase commitment, amount	0
SFL Hercules
Loss Contingencies [Line Items]
Long-term debt	185,800,000
Debt amount					$ 375,000,000
Total loans to related parties - associated companies, long-term	$ 78,910,000			$ 80,000,000
Common stock - Frontline Ltd
Loss Contingencies [Line Items]
Investment owned (in shares) | shares	1.4		1.4	3.4
Debt amount	$ 15,600,000		$ 36,800,000	$ 36,800,000
Long-term debt, gross	15,639,000			36,763,000
Financial Guarantee
Loss Contingencies [Line Items]
Guarantor obligations, current carrying value	83,100,000			266,100,000
Debt for Acquired Equipment
Loss Contingencies [Line Items]
Long-term line of credit	1,700,000,000
Debt for Acquired Equipment | Equity Accounted Subsidiaries
Loss Contingencies [Line Items]
Long-term debt	185,800,000			201,900,000
Debt for Acquired Equipment | Company and Subsidiaries
Loss Contingencies [Line Items]
Long-term line of credit	1,800,000,000			$ 2,200,000,000
Frontline Forward Contract
Loss Contingencies [Line Items]
Investment owned (in shares) | shares				3.4
Investment owned	9,000,000.0			$ 43,800,000
Frontline Forward Contract | Common stock - Frontline Ltd
Loss Contingencies [Line Items]
Investment owned (in shares) | shares		1.4
Installation of scrubbers
Loss Contingencies [Line Items]
Other commitment	$ 5,800,000			$ 33,400,000
Number of vessels committed to vessel upgrades | vessel	9			13
Installation of BWTS
Loss Contingencies [Line Items]
Other commitment	$ 7,000,000.0			$ 9,200,000
Number of vessels committed to vessel upgrades | vessel	16			18